UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22472

RIVERNORTH OPPORTUNITIES FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Christopher A. Moore
RiverNorth Opportunities Fund, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1 – Schedule of Investments.

RIVERNORTH OPPORTUNITIES FUND, INC.
STATEMENT OF INVESTMENTS
July 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS (71.12%)
Advent Claymore Convertible Securities and Income Fund(a)	178,217	$2,972,660
Advent Claymore Convertible Securities and Income Fund II	182,112	1,174,622
Advent/Claymore Enhanced Growth & Income Fund	88,864	779,337
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	29,497	393,490
Alpine Global Dynamic Dividend Fund	84,680	898,455
Alpine Total Dynamic Dividend Fund	153,334	1,355,473
Ares Dynamic Credit Allocation Fund, Inc.	86,436	1,420,143
BlackRock Debt Strategies Fund, Inc.	212,128	2,494,625
BlackRock Global Opportunities Equity Trust(a)	123,102	1,661,877
BlackRock Muni Intermediate Duration Fund, Inc.	98,898	1,402,374
BlackRock Resources & Commodities Strategy Trust	80,463	694,396
Brookfield Real Assets Income Fund, Inc.	63,200	1,511,744
Clough Global Equity Fund	258,035	3,442,187
Clough Global Opportunities Fund	413,309	4,624,928
Delaware Enhanced Global Dividend & Income Fund	238,488	2,795,079
Deutsche High Income Opportunities Fund, Inc.	71,090	1,071,326
First Trust Strategic High Income Fund II	58,394	802,918
Invesco High Income Trust II	80,045	1,209,480
Korea Equity Fund, Inc.(b)	18,692	131,779
Lazard World Dividend & Income Fund, Inc.	108,365	1,219,106
Legg Mason BW Global Income Opportunities Fund, Inc.	39,160	532,968
Madison Covered Call & Equity Strategy Fund	153,971	1,225,609
Madison Strategic Sector Premium Fund	55,932	663,913
Managed Duration Investment Grade Municipal Fund(c)	129,215	1,793,504
Morgan Stanley Emerging Markets Debt Fund, Inc.	72,371	730,223
NexPoint Credit Strategies Fund	41,791	916,477
Nuveen Credit Strategies Income Fund	83,281	723,712
Nuveen Intermediate Duration Quality Municipal Term Fund	32,691	432,829
Nuveen Mortgage Opportunity Term Fund	29,863	764,791
Nuveen Mortgage Opportunity Term Fund 2	132,007	3,240,772
Prudential Global Short Duration High Yield Fund, Inc.(a)	262,065	3,959,802
Prudential Short Duration High Yield Fund, Inc.	49,407	757,903
Royce Micro-Cap Trust, Inc.	46,861	405,348
Source Capital, Inc.	11,944	472,146
Special Opportunities Fund, Inc.	22,955	354,884
Templeton Emerging Markets Income Fund	153,140	1,745,796
Western Asset Emerging Markets Income Fund, Inc.	49,292	770,434
Western Asset Global High Income Fund, Inc.	98,808	1,018,710
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	54,633	609,704
Zweig Fund, Inc.	218,018	2,733,946

TOTAL CLOSED-END FUNDS
(Cost $52,263,664)		55,909,470

BUSINESS DEVELOPMENT COMPANIES (6.48%)
Ares Capital Corp.	71,165	1,166,395
Constellation Alpha Capital Corp.(c)	15,886	159,654
Garrison Capital, Inc.	191,070	1,559,131
MVC Capital, Inc.(c)	57,052	592,770
National Energy Services Reunited Corp.(c)	20,850	199,743
OHA Investment Corp.	601,728	752,160

Description		Shares	Value (Note 2)
TCG BDC, Inc.		35,962	$664,578

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $6,396,064)			5,094,431

BUSINESS DEVELOPMENT COMPANY BONDS (5.94%)
Capitala Finance Corp., 5.75%, 5/31/2022(c)		5,657	143,886
Great Elm Capital Corp., 8.25%, 6/30/2020		41,155	1,042,045
THL Credit, Inc., 6.75%, 12/30/2022		15,855	411,517
THL Credit, Inc., 6.75%, 11/15/2021		4,164	106,411
TICC Capital Corp., 6.50%, 3/30/2024		80,393	2,095,845
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022(c)		14,634	373,899
TriplePoint Venture Growth BDC Corp., 6.75%, 7/15/2020		19,640	493,160

TOTAL BUSINESS DEVELOPMENT COMPANY BONDS
(Cost $4,554,031)			4,666,763

SPECIAL PURPOSE ACQUISITION COMPANIES (4.17%)
Bison Capital Acquisition Corp.(c)		22,246	230,913
Hennessy Capital Acquisition Corp. III(c)		29,724	303,185
Industrea Acquisition Corp.(c)		16,655	167,383
KBL Merger Corp. IV(c)		20,375	206,603
Modern Media Acquisition Corp.(c)		20,850	213,713
Osprey Energy Acquisition Corp.(c)		19,348	194,447
Pacific Special Acquisition Corp.(b)(c)		152,914	1,575,014
Pensare Acquisition Corp.(c)		38,862	390,563

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $3,270,920)			3,281,821

RIGHTS AND WARRANTS (0.01%)
Cornerstone Strategic Value Fund(b)		103	–
Cornerstone Total Return Fund(b)		103	–
National Energy Services Reunited Corp.(c)		20,850	9,956

TOTAL RIGHTS AND WARRANTS
(Cost $11,502)			9,956

7-Day Yield
SHORT-TERM INVESTMENTS (12.93%)
State Street Institutional Treasury Money Market Fund	0.911%	10,168,661	10,168,661

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,168,661)			10,168,661

TOTAL INVESTMENTS (100.65%)
(Cost $76,664,842)			$79,131,102

Liabilities in Excess of Other Assets (-0.65%)(d)			(516,554)
NET ASSETS (100.00%)			$78,614,548

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value
EXCHANGE-TRADED FUNDS
SPDR® Bloomberg Barclays High Yield Bond ETF	(110,000)	$(4,114,000)
SPDR® S&P 500® ETF Trust	(38,591)	(9,523,101)

TOTAL EXCHANGE-TRADED FUNDS		(13,637,101)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,594,002)		$(13,637,101)

(a)
All or a portion of the security is pledged as collateral for securities sold short. As of July 31, 2017, the aggregate market value of those securities was $6,909,575, representing 8.79% of net assets.

(b)	Security determined to be fair valued under the procedures approved by the Fund's Board of Trustees.
(c)	Non-income producing security.
(d)	Includes cash, in the amount of $13,269,510, which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.
Notes to Quarterly Statement of Investments
July 31, 2017 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end Funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2017.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$55,777,691	$131,779	$–	$55,909,470
Business Development Companies	5,094,431	–	–	5,094,431
Business Development Company Bonds	4,666,763	–	–	4,666,763
Special Purpose Acquisition Companies	1,706,807	1,575,014	–	3,281,821
Rights	9,956	0	–	9,956
Short-Term Investments	10,168,661	–	–	10,168,661
Total	$77,424,309	$1,706,793	$–	$79,131,102
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(13,637,101)	$–	$–	$(13,637,101)
Total	$(13,637,101)	$–	$–	$(13,637,101)

The Fund recognizes transfers between the levels as of the end of the period. For the period ended July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

3. Tax Basis Information

Tax Basis of Investments: As of July 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

Cost of investments for income tax purposes	$76,742,785
Gross appreciation on investments (excess of value over tax cost)	7,502,941
Gross depreciation on investments (excess of tax cost over value)	(5,114,624)
Net unrealized appreciation on investments	$2,388,317

Item 2 – Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	September 26, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	September 26, 2017